Leases (Details Narrative)	3 Months Ended
Oct. 31, 2019 USD ($)
Leases [Abstract]
Operating Lease, Weighted Average Remaining Lease Term	1 year 3 months 19 days
Weighted-average discount rate	9.50%
Operating lease expense	$ 21,508